SCHEDULE OF WARRANTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Shares, Outstanding Balance
Weighted Average Exercise Price, Outstanding Balance
Aggregate Intrinsic Value, Outstanding Beginning Balance
Shares, Granted	23,364,803
Weighted Average Exercise Price, Granted	$ 2.75
Aggregate Intrinsic Value, Granted	$ 57,689,800
Shares, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Shares, Forfeited
Weighted Average Exercise Price, Forfeited
Aggregate Intrinsic Value, Forfeited
Shares, Outstanding Balance	23,364,803
Weighted Average Exercise Price, Outstanding Balance	$ 2.75
Aggregate Intrinsic Value, Outstanding
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsOutstandingWeightedAverageRemainingContractualTermsGranted]	2 years
Aggregate Intrinsic Value, Forfeited
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 9 months
Aggregate Intrinsic Value, Outstanding Ending Balance	$ 57,689,800